SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total	$ 19,408	$ 21,459
Israel
Total	18,018	19,328
United States
Total	439	619
Europe
Total	682	1,140
Japan
Total	209	290
Other
Total	$ 60	$ 82